SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Payables
Other Payables	$ 588	$ 40
Contingent Consideration	600
Total Other Payables	$ 1,188	$ 40